INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
INTANGIBLE ASSETS
Schedule of Intangible assets

		Deferred
	Intellectual	Development	Customer
	Property	Costs	Relationships	Brands	Other	Total
Cost
Balance as at December 31, 2022	17,722	12,881	25,473	2,177	309	58,562
Additions	649	8,742	—	—	-	9,391
Effect of movement in exchange rates	(275)	(28)	(715)	(29)	(10)	(1,057)
Balance as at December 31, 2023	18,096	21,595	24,758	2,148	299	66,896
Additions	648	11,461	—	—	—	12,109
Effect of movement in exchange rates	531	151	1,325	53	(1)	2,059
Balance as at December 31, 2024	19,275	33,207	26,083	2,201	298	81,064

Accumulated Amortization
Balance as at December 31, 2022	6,111	5,568	4,350	779	49	16,857
Amortization	2,484	5,667	3,238	663	95	12,147
Effect of movement in exchange rates	(150)	35	(136)	(12)	22	(241)
Balance as at December 31, 2023	8,445	11,270	7,452	1,430	166	28,763
Amortization	2,755	8,962	3,246	663	88	15,714
Effect of movement in exchange rates	186	42	451	42	7	728
Balance as at December 31, 2024	11,386	20,274	11,149	2,135	261	45,205

Carrying Amount
Balance as at December 31, 2023	9,651	10,325	17,306	718	133	38,133
Balance as at December 31, 2024	7,889	12,933	14,934	66	37	35,859